Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BlackRock Retirement Income 2030 Fund | Investor A
Prospectus [Line Items]
Annual Return [Percent]	11.26%	6.89%	10.59%	(11.98%)	6.62%